Consideration Paid for TMS and Amounts of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions Software
Consideration:
Cash				$ 150,450
Equity instruments
Contingent consideration arrangement
Fair value of total consideration transferred				150,450
Fair value of TSYS' equity interest in TMS held before the business combination
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total				150,450
Acquisition-related costs (included in selling, general, and administrative expenses in TSYS' income statement for the twelve months ended December 31, 2010)				4,130
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash				1,919
Property and equipment				1,788
Identifiable intangible assets				100,800	243
Other assets				1,204
Financial liabilities
Liability arising from a contingency
Total identifiable net assets				105,954
Noncontrolling interest in TMS				(111,000)
Goodwill	518,344	355,498	320,399	155,496
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total				$ 150,450